Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Invesco Active Allocation Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class A) —including sales charge
Accumulated Value	$ 9,450		$ 9,861	$ 11,771	$ 10,634	$ 13,109	$ 14,819	$ 16,881	$ 13,620	$ 15,461	$ 16,972	$ 19,602
Invesco Active Allocation Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class C) —including sales charge
Accumulated Value	10,000		10,348	12,263	10,999	13,460	15,099	17,063	13,662	15,392	16,896	19,515
Invesco Active Allocation Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class R)
Accumulated Value	10,000		10,411	12,391	11,167	13,735	15,480	17,591	14,151	16,037	17,557	20,226
Invesco Active Allocation Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class Y)
Accumulated Value	10,000		10,460	12,509	11,332	14,010	15,861	18,120	14,650	16,681	18,349	21,242
Invesco Active Allocation Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class R5)
Accumulated Value	10,000		10,435	12,456	11,253	13,901	15,748	17,983	14,552	16,573	18,239	21,107
Invesco Active Allocation Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active Allocation Fund (Class R6)
Accumulated Value	10,000		10,435	12,456	11,253	13,910	15,753	18,004	14,558	16,583	18,254	21,157
Invesco Convertible Securities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Convertible Securities Fund (Class A) —including sales charge
Accumulated Value	9,450		10,000	11,041	10,852	13,177	19,021	19,911	16,781	18,101	19,863	23,003
Invesco Convertible Securities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Convertible Securities Fund (Class C) —including sales charge
Accumulated Value	10,000		10,507	11,512	11,227	13,533	19,387	20,150	16,855	18,055	19,813	22,938
Invesco Convertible Securities Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Convertible Securities Fund (Class Y)
Accumulated Value	10,000		10,607	11,740	11,563	14,076	20,367	21,371	18,055	19,531	21,474	24,937
Invesco Convertible Securities Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Convertible Securities Fund (Class R5)
Accumulated Value	10,000		10,610	11,749	11,578	14,095	20,395	21,407	18,086	19,573	21,532	25,023
Invesco Convertible Securities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Convertible Securities Fund (Class R6)
Accumulated Value	10,000		10,621	11,769	11,603	14,135	20,477	21,512	18,189	19,698	21,682	25,212
Invesco Income Allocation Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class A) —including sales charge
Accumulated Value	9,450		10,314	11,139	10,644	12,250	12,536	13,483	11,895	12,744	13,488	15,057
Invesco Income Allocation Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class C) —including sales charge
Accumulated Value	10,000		10,833	11,611	11,012	12,578	12,775	13,638	11,942	12,711	13,453	15,018
Invesco Income Allocation Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class R)
Accumulated Value	10,000		10,887	11,718	11,169	12,833	13,100	14,043	12,370	13,219	13,955	15,538
Invesco Income Allocation Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class Y)
Accumulated Value	10,000		10,942	11,846	11,349	13,094	13,433	14,473	12,811	13,760	14,600	16,337
Invesco Income Allocation Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class R5)
Accumulated Value	10,000		10,942	11,847	11,349	13,093	13,432	14,472	12,801	13,764	14,609	16,354
Invesco Income Allocation Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Income Allocation Fund (Class R6)
Accumulated Value	10,000		10,915	11,799	11,304	13,041	13,367	14,414	12,755	13,724	14,567	16,305
Invesco International Diversified Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class A) —including sales charge
Accumulated Value	9,450		9,510	12,591	10,751	13,396	16,151	16,778	12,530	14,463	14,097	17,071
Invesco International Diversified Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class C) —including sales charge
Accumulated Value	10,000		9,993	13,122	11,122	13,763	16,457	16,969	12,578	14,410	14,045	17,004
Invesco International Diversified Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class R)
Accumulated Value	10,000		10,041	13,251	11,283	14,035	16,871	17,483	13,021	14,994	14,570	17,615
Invesco International Diversified Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class Y)
Accumulated Value	10,000		10,086	13,390	11,457	14,327	17,312	18,034	13,499	15,624	15,256	18,517
Invesco International Diversified Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class R5)
Accumulated Value	10,000		10,063	13,324	11,377	14,213	17,192	17,934	13,434	15,565	15,207	18,441
Invesco International Diversified Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Diversified Fund (Class R6)
Accumulated Value	10,000		10,103	13,434	11,517	14,413	17,439	18,191	13,640	15,804	15,454	18,783
Invesco Main Street Mid Cap Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class A) —including sales charge
Accumulated Value	9,450		10,718	12,292	10,786	14,253	15,555	19,136	16,390	18,764	21,967	23,932
Invesco Main Street Mid Cap Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class C) —including sales charge
Accumulated Value	10,000		11,257	12,812	11,161	14,643	15,857	19,358	16,465	18,705	21,899	23,850
Invesco Main Street Mid Cap Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class R)
Accumulated Value	10,000		11,313	12,943	11,327	14,936	16,261	19,957	17,058	19,472	22,733	24,697
Invesco Main Street Mid Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class Y)
Accumulated Value	10,000		11,367	13,070	11,497	15,232	16,670	20,556	17,657	20,259	23,768	25,956
Invesco Main Street Mid Cap Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class R5)
Accumulated Value	10,000		11,342	13,007	11,414	15,115	16,564	20,442	17,567	20,177	23,683	25,868
Invesco Main Street Mid Cap Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Mid Cap Fund® (Class R6)
Accumulated Value	10,000		11,392	13,122	11,561	15,347	16,820	20,774	17,865	20,529	24,117	26,363
Invesco Main Street Small Cap Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class A) —including sales charge
Accumulated Value	9,450		11,128	12,627	11,272	14,172	16,981	20,671	17,344	20,386	22,920	24,850
Invesco Main Street Small Cap Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class C) —including sales charge
Accumulated Value	10,000		11,684	13,171	11,661	14,551	17,304	20,905	17,410	20,309	22,834	24,763
Invesco Main Street Small Cap Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class R)
Accumulated Value	10,000		11,740	13,291	11,834	14,839	17,728	21,513	18,015	21,116	23,687	25,628
Invesco Main Street Small Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class Y)
Accumulated Value	10,000		11,807	13,448	12,043	15,175	18,229	22,246	18,716	22,052	24,862	27,026
Invesco Main Street Small Cap Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class R5)
Accumulated Value	10,000		11,776	13,362	11,928	15,025	18,075	22,066	18,584	21,925	24,726	26,886
Invesco Main Street Small Cap Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Small Cap Fund® (Class R6)
Accumulated Value	10,000		11,819	13,480	12,079	15,247	18,344	22,423	18,892	22,280	25,149	27,378
Invesco Quality Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class A) —including sales charge
Accumulated Value	9,575		9,814	10,009	9,994	10,590	11,173	10,981	9,606	10,110	10,209	11,051
Invesco Quality Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class C) —including sales charge
Accumulated Value	10,000		10,163	10,294	10,198	10,727	11,236	10,953	9,516	9,940	10,037	10,874
Invesco Quality Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class R)
Accumulated Value	10,000		10,223	10,399	10,356	10,946	11,506	11,276	9,837	10,326	10,400	11,228
Invesco Quality Income Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class Y)
Accumulated Value	10,000		10,267	10,504	10,516	11,169	11,803	11,633	10,207	10,757	10,889	11,812
Invesco Quality Income Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class R5)
Accumulated Value	10,000		10,286	10,539	10,556	11,227	11,855	11,683	10,251	10,819	10,969	11,892
Invesco Quality Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Quality Income Fund (Class R6)
Accumulated Value	10,000		10,250	10,495	10,520	11,188	11,834	11,671	10,251	10,815	10,962	11,906
Invesco Select Risk: Conservative Investor Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge
Accumulated Value	9,450		9,900	10,808	10,431	11,720	12,691	13,086	11,041	11,908	12,433	13,591
Invesco Select Risk: Conservative Investor Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge
Accumulated Value	10,000		10,399	11,277	10,791	12,029	12,938	13,250	11,074	11,870	12,394	13,555
Invesco Select Risk Conservative Investor Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class R)
Accumulated Value	10,000		10,456	11,378	10,954	12,279	13,264	13,641	11,472	12,356	12,851	14,021
Invesco Select Risk: Conservative Investor Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class Y)
Accumulated Value	10,000		10,511	11,502	11,122	12,519	13,610	14,069	11,884	12,859	13,455	14,746
Invesco Select Risk: Conservative Investor Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class R5)
Accumulated Value	10,000		10,477	11,437	11,038	12,426	13,503	13,960	11,808	12,793	13,384	14,687
Invesco Select Risk Conservative Investor Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Conservative Investor Fund (Class R6)
Accumulated Value	10,000		10,477	11,437	11,038	12,428	13,506	13,961	11,809	12,794	13,390	14,692
Invesco Select Risk: Growth Investor Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge
Accumulated Value	9,450		10,308	11,933	10,947	13,201	14,768	16,769	13,617	15,444	16,930	19,555
Invesco Select Risk: Growth Investor Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge
Accumulated Value	10,000		10,823	12,440	11,326	13,551	15,054	16,958	13,664	15,387	16,868	19,477
Invesco Select Risk: Growth Investor Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class R)
Accumulated Value	10,000		10,882	12,561	11,494	13,823	15,432	17,475	14,148	16,019	17,513	20,166
Invesco Select Risk: Growth Investor Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class S)
Accumulated Value	10,000		10,912	12,647	11,613	14,021	15,701	17,840	14,507	16,467	18,077	20,893
Invesco Select Risk: Growth Investor Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class Y)
Accumulated Value	10,000		10,938	12,697	11,670	14,105	15,820	18,006	14,659	16,678	18,314	21,211
Invesco Select Risk: Growth Investor Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class R5)
Accumulated Value	10,000		10,945	12,725	11,704	14,159	15,897	18,096	14,736	16,771	18,426	21,338
Invesco Select Risk: Growth Investor Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Growth Investor Fund (Class R6)
Accumulated Value	10,000		10,908	12,659	11,651	14,095	15,825	18,033	14,684	16,724	18,399	21,303
Invesco Select Risk High Growth Investor Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge
Accumulated Value	9,450		9,782	12,218	10,627	13,470	15,291	17,594	14,148	16,213	17,945	20,873
Invesco Select Risk High Growth Investor Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge
Accumulated Value	10,000		10,275	12,743	10,998	13,831	15,583	17,799	14,205	16,149	17,874	20,802
Invesco Select Risk High Growth Investor Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class R)
Accumulated Value	10,000		10,331	12,871	11,164	14,117	15,984	18,347	14,708	16,817	18,557	21,557
Invesco Select Risk: High Growth Investor Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class Y)
Accumulated Value	10,000		10,381	12,999	11,334	14,399	16,388	18,907	15,236	17,507	19,420	22,654
Invesco Select Risk: High Growth Investor Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class R5)
Accumulated Value	10,000		10,351	12,929	11,245	14,280	16,256	18,772	15,135	17,416	19,337	22,576
Invesco Select Risk: High Growth Investor Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: High Growth Investor Fund (Class R6)
Accumulated Value	10,000		10,351	12,929	11,245	14,289	16,271	18,790	15,149	17,420	19,345	22,588
Invesco Select Risk: Moderate Investor Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge
Accumulated Value	9,450		9,895	11,380	10,598	12,705	14,188	15,623	12,853	14,426	15,611	17,686
Invesco Select Risk: Moderate Investor Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge
Accumulated Value	10,000		10,392	11,875	10,969	13,062	14,460	15,808	12,902	14,370	15,550	17,611
Invesco Select Risk: Moderate Investor Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class R)
Accumulated Value	10,000		10,449	11,990	11,132	13,315	14,822	16,292	13,369	14,952	16,149	18,250
Invesco Select Risk: Moderate Investor Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class S)
Accumulated Value	10,000		10,471	12,043	11,215	13,446	15,037	16,574	13,650	15,318	16,606	18,822
Invesco Select Risk Moderate Investor Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class Y)
Accumulated Value	10,000		10,495	12,114	11,295	13,580	15,206	16,787	13,842	15,559	16,897	19,194
Invesco Select Risk Moderate Investor Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class R5)
Accumulated Value	10,000		10,471	12,043	11,215	13,473	15,095	16,685	13,773	15,494	16,823	19,100
Invesco Select Risk: Moderate Investor Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderate Investor Fund (Class R6)
Accumulated Value	10,000		10,471	12,043	11,215	13,478	15,101	16,692	13,779	15,499	16,841	19,132
Invesco Select Risk: Moderately Conservative Investor Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge
Accumulated Value	9,450		10,076	10,869	10,380	11,874	13,089	14,040	11,696	12,847	13,639	15,168
Invesco Select Risk: Moderately Conservative Investor Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge
Accumulated Value	10,000		10,588	11,330	10,741	12,186	13,331	14,201	11,745	12,790	13,578	15,112
Invesco Select Risk: Moderately Conservative Investor Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class R)
Accumulated Value	10,000		10,638	11,438	10,903	12,434	13,677	14,637	12,164	13,318	14,106	15,650
Invesco Select Risk: Moderately Conservative Investor Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class S)
Accumulated Value	10,000		10,673	11,524	11,027	12,613	13,916	14,954	12,462	13,701	14,560	16,204
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)
Accumulated Value	10,000		10,690	11,561	11,068	12,683	14,017	15,087	12,599	13,860	14,752	16,445
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)
Accumulated Value	10,000		10,703	11,576	11,092	12,721	14,057	15,133	12,651	13,936	14,821	16,529
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)
Accumulated Value	10,000		10,663	11,516	11,044	12,655	13,997	15,055	12,596	13,876	14,767	16,478
Invesco Small Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class A) —including sales charge
Accumulated Value	9,450		10,518	13,138	11,954	14,857	23,325	25,035	16,123	18,165	21,105	22,308
Invesco Small Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class C) —including sales charge
Accumulated Value	10,000		11,049	13,699	12,367	15,251	23,770	25,326	16,183	18,124	21,058	22,253
Invesco Small Cap Growth Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class R)
Accumulated Value	10,000		11,102	13,833	12,556	15,565	24,373	26,096	16,755	18,838	21,830	23,016
Invesco Small Cap Growth Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class Y)
Accumulated Value	10,000		11,156	13,973	12,744	15,877	24,987	26,889	17,359	19,604	22,836	24,193
Invesco Small Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Investor Class)
Accumulated Value	10,000		11,129	13,905	12,649	15,727	24,710	26,545	17,099	19,280	22,411	23,699
Invesco Small Cap Growth Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class R5)
Accumulated Value	10,000		11,170	14,008	12,791	15,957	25,141	27,079	17,496	19,785	23,072	24,461
Invesco Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Growth Fund (Class R6)
Accumulated Value	10,000		11,185	14,036	12,832	16,022	25,267	27,237	17,610	19,928	23,249	24,668
MSCI ACWI (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA® Index (Net)
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Custom Invesco Active Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Active Allocation Index
Accumulated Value	10,000		10,723	12,815	11,898	14,612	16,770	19,180	15,968	19,026	21,809	25,913
ICE BofA US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Convertible Index
Accumulated Value	10,000		11,043	12,556	12,575	15,486	22,644	24,080	19,575	22,094	24,555	28,970
Custom Invesco Income Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Income Allocation Index
Accumulated Value	10,000		10,638	11,617	11,403	13,255	14,675	15,942	13,611	15,215	16,351	18,155
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Accumulated Value	10,000		11,380	13,487	12,265	16,012	18,750	22,984	19,004	22,278	25,697	28,420
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Bloomberg US Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	10,000		10,167	10,419	10,522	11,190	11,624	11,502	10,144	10,656	10,784	11,709
Custom Invesco Select Risk: Conservative Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Select Risk: Conservative Investor Index
Accumulated Value	10,000		10,487	11,217	11,167	12,482	13,521	13,847	12,124	13,350	14,173	15,352
Custom Invesco Select Risk: Growth Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Select Risk: Growth Investor Index
Accumulated Value	10,000		10,718	12,809	11,897	14,619	16,749	19,154	15,934	18,984	21,751	25,820
Custom Invesco Select Risk: High Growth Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Select Risk: High Growth Investor Index
Accumulated Value	10,000		10,753	13,089	12,007	14,977	17,290	20,132	16,592	20,022	23,231	27,997
Custom Invesco Select Risk: Moderate Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Select Risk: Moderate Investor Index
Accumulated Value	10,000		10,652	12,269	11,667	13,893	15,691	17,307	14,673	17,038	19,045	21,960
Custom Invesco Select Risk: Moderately Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Select Risk: Moderately Conservative Index
Accumulated Value	10,000		10,567	11,729	11,422	13,192	14,577	15,494	13,342	15,090	16,432	18,346
Bloomberg Global Aggregate USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate USD Hedged Index
Accumulated Value	10,000		10,395	10,710	10,899	11,795	12,453	12,280	10,902	11,681	12,078	12,665
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 11,132	$ 13,599	$ 12,334	$ 15,847	$ 21,335	$ 21,939	$ 16,157	$ 19,171	$ 22,077	$ 24,949